Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST II
Prospectus Date	rr_ProspectusDate	Feb. 28, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST II
Goldman Sachs Multi-Manager Alternatives Fund
(the “Fund”)
Supplement dated January 12, 2022 to the
Prospectuses, Summary Prospectuses, and Statement of Additional Information (“SAI”),
each dated February 28, 2021, as supplemented to date
As of the close of business on January 12, 2022, the HFRXTM Global Hedge Fund Index (the “Index”) will no longer be used as the Fund’s secondary benchmark. Accordingly, as of the close of business on January 12, 2022, all references to the Index in the Prospectuses, Summary Prospectuses, and SAI are hereby deleted in their entirety.

Goldman Sachs Multi-Manager Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST II
Goldman Sachs Multi-Manager Alternatives Fund
(the “Fund”)
Supplement dated January 12, 2022 to the
Prospectuses, Summary Prospectuses, and Statement of Additional Information (“SAI”),
each dated February 28, 2021, as supplemented to date
As of the close of business on January 12, 2022, the HFRXTM Global Hedge Fund Index (the “Index”) will no longer be used as the Fund’s secondary benchmark. Accordingly, as of the close of business on January 12, 2022, all references to the Index in the Prospectuses, Summary Prospectuses, and SAI are hereby deleted in their entirety.